Deferred Revenues (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue [Abstract]
Deferred Revenue, Beginning Balance	₩ 7,825,765	₩ 7,165,297
Increase during the current year / period	978,389	1,087,765
Recognized as revenue during the current year / period	(478,973)	(427,297)
Deferred Revenue, Ending Balance	₩ 8,325,181	₩ 7,825,765